REGULATORY CAPITAL MATTERS (Tables)	12 Months Ended
Sep. 30, 2013
REGULATORY CAPITAL MATTERS [Abstract]
Schedule of Actual and Required Capital Amount

						To Be Well
						Capitalized Under
			For Capital Adequacy			Prompt Corrective
	Actual		Purposes			Action Regulations
	Amount	Ratio	Amount		Ratio	Amount		Ratio

As of September 30, 2013:
Total Risk-Based Capital (to Risk-weighted Assets)	$48,322	31.75%	$	≥12,177	≥8.00%	$	≥15,221	≥10.00%
Tier I Capital (to Risk-weighted Assets)	$46,409	30.49%	$	≥6,089	≥4.00%	$	≥9,133	≥6.00%
Tier I Capital (to Adjusted Total Assets)	$46,409	15.89%	$	≥11,679	≥4.00%	$	≥14,599	≥5.00%

	Actual		For Capital Adequacy Purposes			To Be Well Capitalized Under Prompt Corrective Action Regulations
	Amount	Ratio	Amount		Ratio	Amount		Ratio

As of September 30, 2012:
Total Risk-Based Capital (to Risk-weighted Assets)	$45,499	29.29%	$	≥12,429	≥8.00%	$	≥15,536	≥10.00%
Tier I Capital (to Risk-weighted Assets)	$43,547	28.03%	$	≥6,214	≥4.00%	$	≥9,322	≥6.00%
Tier I Capital (to Adjusted Total Assets)	$43,547	13.78%	$	≥12,644	≥4.00%	$	≥15,805	≥5.00%